Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

October 31, 2019

REA-QTLY-1219
1.809107.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Ashford, Inc. (a)	305	$7
Equity Real Estate Investment Trusts (REITs) - 97.7%
REITs - Apartments - 22.5%
American Homes 4 Rent Class A	3,730,300	98,741
Apartment Investment & Management Co. Class A	1,109,603	60,895
AvalonBay Communities, Inc.	732,600	159,458
Camden Property Trust (SBI)	527,300	60,307
Equity Residential (SBI)	2,450,200	217,235
Essex Property Trust, Inc.	253,900	83,058
Invitation Homes, Inc.	2,174,000	66,937
UDR, Inc.	5,248,841	263,754
		1,010,385
REITs - Diversified - 13.9%
Crown Castle International Corp.	338,100	46,925
Digital Realty Trust, Inc.	1,795,400	228,088
Duke Realty Corp.	6,023,200	211,655
Equinix, Inc.	154,100	87,341
VICI Properties, Inc.	571,600	13,461
Washington REIT (SBI)	1,259,100	39,057
		626,527
REITs - Health Care - 12.6%
Healthcare Trust of America, Inc.	2,045,500	63,411
Ventas, Inc.	3,826,554	249,109
Welltower, Inc.	2,796,340	253,600
		566,120
REITs - Hotels - 3.8%
Braemar Hotels & Resorts, Inc.	1,296,500	11,967
DiamondRock Hospitality Co.	5,037,000	50,269
Host Hotels & Resorts, Inc.	5,443,905	89,226
RLJ Lodging Trust	1,246,100	20,449
		171,911
REITs - Management/Investment - 1.5%
American Assets Trust, Inc.	818,500	40,074
Lexington Corporate Properties Trust	2,465,600	26,826
		66,900
REITs - Manufactured Homes - 6.6%
Equity Lifestyle Properties, Inc.	2,519,974	176,247
Sun Communities, Inc.	747,263	121,542
		297,789
REITs - Office Property - 11.9%
Boston Properties, Inc.	1,654,200	226,956
Brandywine Realty Trust (SBI)	4,527,300	69,177
Highwoods Properties, Inc. (SBI)	1,081,023	50,592
Mack-Cali Realty Corp.	1,280,200	27,422
Piedmont Office Realty Trust, Inc. Class A	2,144,100	48,114
SL Green Realty Corp.	1,095,246	91,563
VEREIT, Inc.	2,300,200	22,634
		536,458
REITs - Regional Malls - 2.6%
Simon Property Group, Inc.	762,172	114,844
REITs - Shopping Centers - 5.5%
Acadia Realty Trust (SBI)	1,475,323	41,280
Kimco Realty Corp.	4,139,990	89,258
Regency Centers Corp.	1,750,900	117,731
		248,269
REITs - Single Tenant - 1.1%
Spirit Realty Capital, Inc.	977,480	48,718
REITs - Storage - 4.8%
CubeSmart	2,606,500	82,626
Extra Space Storage, Inc.	1,181,440	132,640
		215,266
REITs - Warehouse/Industrial - 10.9%
Americold Realty Trust	959,700	38,474
Prologis, Inc.	5,120,630	449,385
		487,859

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		4,391,046

Media - 0.4%
Advertising - 0.4%
Clear Channel Outdoor Holdings, Inc. (a)	7,977,200	18,587
Real Estate Management & Development - 0.9%
Real Estate Development - 0.9%
Instone Real Estate Group BV (a)(b)	1,714,393	40,153
TOTAL COMMON STOCKS
(Cost $2,925,605)		4,449,793

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.83% (c)
(Cost $81,399)	81,384,703	81,401
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $3,007,004)		4,531,194
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(35,323)
NET ASSETS - 100%		$4,495,871

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,153,000 or 0.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$360
Fidelity Securities Lending Cash Central Fund	4
Total	$364

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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